COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
The total future minimum lease payments under non-cancellable operating leases with respect to premises as of December 31, 2013 are payable as follows:

Year Ended December 31,	Rental
2014	$107,470
2015	-
2016	-
2017	-
2018	-
Over five years	-
$107,470